SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Electronic equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	4 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the lease term or estimated useful life